Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments (CHF million)
Interest-bearing deposits with banks	2,308	3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395	183,446
Loans	229,743	227,498
Other assets	72,633	72,782
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(99,073)	(132,721)
Short-term borrowings	(20,976)	(14,838)
Long-term debt	(132,789)	(146,997)
Other liabilities	(55,863)	(57,367)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	715	920
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Loans	19,569	20,000
Other assets	25,863	22,060
Due to banks and customer deposits	(780)	(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(108,784)
Short-term borrowings	(5,620)	(4,513)
Long-term debt	(63,343)	(64,774)
Other liabilities	(2,278)	(3,683)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,090	3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	391	615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,602	113,196
Loans	20,469	20,278
Other assets	31,188	29,787
Due to banks and customer deposits	(774)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,373)	(108,701)
Short-term borrowings	(5,562)	(4,339)
Long-term debt	(64,489)	(66,434)
Other liabilities	(3,741)	(6,186)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,375)	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370	468
Loans	(900)	(278)
Other assets	(5,325)	(7,727)
Due to banks and customer deposits	(6)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70)	(83)
Short-term borrowings	(58)	(174)
Long-term debt	1,146	1,660
Other liabilities	1,463	2,503